12. Stock Options (Details-Option activity) - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options
Number of Options outstanding beginning balance	1,373,554	1,407,775
Number of Shares, Options Granted	0	85,088
Number of Shares, Options Exercised	0	0
Number of Shares, Options Cancelled	70,339	119,309
Number of Shares, Options Expired	0	0
Number of Options outstanding ending balance	1,303,215	1,373,554	1,407,775
Number of Shares exercisable ending balance	466,700	452,535	100,021
Exercise Price Per Share
Exercise price per share beginning balance	$2.82-$12.00	$2.82-12.00
Exercise price per share, exercisable			$ 2.82
Exercise price per share, exercisable range	$2.82-$6.00	$2.82 - 6.00
Weighted Average Remaining Contractual Life	3 years 2 months 26 days	3 years 11 months 27 days	4 years 11 months 9 days
Weighted average remaining contractual life, exercisable	3 years 2 months 23 days	3 years 11 months 12 days	4 years 9 months 18 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value beginning balance	$ 280,642	$ 58,512
Aggregate Intrinsic Value, options granted		0
Aggregate Intrinsic Value ending balance	127,860	280,642	$ 58,512
Aggregate Intrinsic Value Exercisable	$ 127,860	$ 263,375	$ 58,512
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price per Share beginning balance	$ 8.14	$ 8.10
Weighted Average Exercise Price per Share ending balance	8.11	8.14	$ 8.10
Weighted Average Exercise Price per Share Exercisable	$ 5.33	$ 5.29	$ 2.82